Income Taxes - Schedule of Reconciliation of the Federal Statutory Income Tax Rate to the Effective Income Tax Rate (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation [Abstract]
Statutory income tax benefit	$ (232,249)	$ (480,415)
State income taxes, net of federal	(75,096)	(184,760)
Warrant and note payable revaluation	6,431	(75,812)
Valuation allowance on start-up costs	302,697	1,227,602
Total provision for income taxes	$ 1,783	$ 486,615